As filed with the Securities and Exchange Commission on April 12, 2024.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]

Pre-Effective Amendment No. [ ]			[ ]

Post-Effective Amendment No. 190			[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 191

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
	Emily J. Bennett, Esq.	Ropes & Gray LLP
	JNL Series Trust	32nd Floor
	Assistant Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 29, 2024, pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 190 is to designate a new effective date for the Post-Effective Amendment No. 187, which was filed on December 6, 2023 (Accession No. 000933691-23-000397). Parts A, B and C of Post-Effective Amendment No. 187 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of April, 2024.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Vice President and Assistant Secretary
*Attorney-in-Fact, pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett *	April 12, 2024
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	April 12, 2024
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	April 12, 2024
William R. Rybak
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	April 12, 2024
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s /Emily J. Bennett *	April 12, 2024
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)